EQUITY RESERVES-based compensation - disclosure of number and weighted average exercise prices of equity reserves options (Details)	12 Months Ended
	Dec. 31, 2021 $ / shares	Dec. 31, 2021 Share	Dec. 31, 2021 shares	Dec. 31, 2020 $ / shares	Dec. 31, 2020 Share $ / shares	Dec. 31, 2020 shares $ / shares
Disclosure Of Share Based Compensation [Abstract]
Number of share options outstanding in share-based payment arrangement at beginning of period		14,690,000	14,690,000			14,495,000
Number of share options granted in share-based payment arrangement | shares			12,900,000			3,175,000
Number of share options expired in share-based payment arrangement | shares			(275,000)			(2,480,000)
Number of share options forfeited in share-based payment arrangement			(2,515,000)		0
Number of share options exercised in share-based payment arrangement | shares			(4,885,000)			(500,000)
Number of share options outstanding in share-based payment arrangement at end of period		19,915,000	19,915,000		14,690,000	14,690,000
Weighted average exercise price of share options outstanding in share-based payment arrangement at beginning of period	$ 0.08			$ 0.08
Weighted average exercise price of share options granted in share-based payment arrangement	0.16			0.08
Weighted average exercise price of share options expired in share-based payment arrangement	0.65			(0.13)
Weighted average exercise price of share options forfeited in share-based payment arrangement	0.15			0
Weighted average exercise price of share options exercised in share-based payment arrangement	0.07			0.05
Weighted average exercise price of share options outstanding in share-based payment arrangement at end of period	$ 0.12			0.08
Outstanding, Weighted Average Exercise Price Of Share Options In Share-based Payment Arrangement				$ 0.07	$ 0.07	$ 0.07